Cash Flow Reconciliations (Tables)	6 Months Ended
Jun. 30, 2020
Cash Flow Reconciliations
Schedule of reconciliation of borrowings arising from financing activities

			Other		Deferred
			comprehensive	Non-cash	financing costs,
	Opening balance	Cash flows	income	items	assets	Total
Borrowings outstanding as of January 1, 2019	2,828,459	—	—	—	—	2,828,459
Proceeds from bank loans and bonds	—	677,680	—	—	—	677,680
Bank loan repayments	—	(445,604)	—	—	—	(445,604)
Additions in deferred loan fees	—	(9,175)	—	(1,584)	(3,056)	(13,815)
Amortization and write-off of deferred loan issuance costs and premium	—	—	—	7,385	—	7,385
Retranslation of the 2021 NOK Bonds in USD	—	—	1,857	—	—	1,857
Borrowings outstanding as of June 30, 2019	2,828,459	222,901	1,857	5,801	(3,056)	3,055,962

			Other		Deferred
			comprehensive	Non-cash	financing costs,
	Opening balance	Cash flows	income	items	assets	Total
Borrowings outstanding as of January 1, 2020	3,147,395	—	—	—	—	3,147,395
Proceeds from bank loans and bonds	—	401,911	—	—	—	401,911
Bank loan and bond repayments	—	(150,508)	—	(8,063)	—	(158,571)
Payment for bond repurchase at premium	—	(1,937)	—	—	—	(1,937)
Additions in deferred loan fees	—	(7,605)	—	982	(1,375)	(7,998)
Amortization of deferred loan issuance costs and premium	—	—	—	7,514	—	7,514
Retranslation of the 2021 NOK Bonds in USD	—	—	(9,098)	(6,174)	—	(15,272)
Borrowings outstanding as of June 30, 2020	3,147,395	241,861	(9,098)	(5,741)	(1,375)	3,373,042

Schedule of reconciliation of derivatives arising from financing activities

		Other
		comprehensive	Non- cash
	Opening balance	income	items	Total
Net derivative assets as of January 1, 2019	3,096	—	—	3,096
Unrealized loss on derivative financial instruments held for trading (Note 18)	—	—	(51,931)	(51,931)
Ineffective portion of cash flow hedges (Note 18)	—	—	49	49
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments	—	(607)	—	(607)
Net derivative assets/(liabilities) as of June 30, 2019	3,096	(607)	(51,882)	(49,393)

			Other
		Cash	comprehensive
	Opening balance	flows	loss	Non-cash items	Total
Net derivative liabilities as of January 1, 2020	(45,931)	—	—	—	(45,931)
Unrealized loss on derivative financial instruments held for trading (Note 18)	—	—	—	(80,472)	(80,472)
Ineffective portion of cash flow hedges (Note 18)	—	—	—	218	218
Payment for interest rate swaps termination	—	10,811	—	—	10,811
Proceeds from entering into interest rate swaps	—	(10,770)	—	—	(10,770)
Payment for CCS termination	—	4,051	—	(4,051)	—
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments	—	—	(11,327)	—	(11,327)
Net derivative liabilities as of June 30, 2020	(45,931)	4,092	(11,327)	(84,305)	(137,471)

Schedule of reconciliation of tangible fixed assets and vessels under construction arising from investing activities

	Opening balance	Cash flows	Non-cash items	Total
Tangible fixed assets and vessels under construction as of January 1, 2019	4,482,857	—	—	4,482,857
Additions	—	256,888	(7,245)	249,643
Returns for capital expenditures	—	(5,629)	—	(5,629)
Depreciation expense	—	—	(75,869)	(75,869)
Tangible fixed assets and vessels under construction as of June 30, 2019	4,482,857	251,259	(83,114)	4,651,002

	Opening balance	Cash flows	Non-cash items	Total
Tangible fixed assets and vessels under construction as of January 1, 2020	4,630,388	—	—	4,630,388
Additions (Note 5)	—	374,605	1,239	375,844
Disposals (Note 5)	—	—	(3,029)	(3,029)
Depreciation expense (Note 5)	—	—	(79,745)	(79,745)
Impairment loss on vessels (Note 5)	—	—	(22,454)	(22,454)
Tangible fixed assets and vessels under construction as of June 30, 2020	4,630,388	374,605	(103,989)	4,901,004

Schedule of reconciliation of lease liabilities arising from financing activities

	Opening balance	Cash flows	Non-cash items	Total
Lease liabilities as of January 1, 2019	213,374	—	—	213,374
Lease charge (Note 18)	—	—	5,264	5,264
Additions	—	—	1,081	1,081
Payments for interest	—	(5,266)	—	(5,266)
Payments for lease liability	—	(4,770)	(46)	(4,816)
Lease liabilities as of June 30, 2019	213,374	(10,036)	6,299	209,637

	Opening balance	Cash flows	Non-cash items	Total
Lease liabilities as of January 1, 2020	204,930	—	—	204,930
Lease charge (Note 18)	—	—	5,075	5,075
Additions	—	—	1,047	1,047
Payments for interest	—	(5,069)	—	(5,069)
Payments for lease liability	—	(5,182)	(108)	(5,290)
Lease liabilities as of June 30, 2020	204,930	(10,251)	6,014	200,693

Schedule of reconciliation of equity offerings arising from financing activities

	Cash flows	Non-cash items	Total
Equity related costs	(894)	406	(488)
Net payments for equity offerings in the period ended June 30, 2019	(894)	406	(488)

	Cash flows	Non-cash items	Total
Proceeds from equity offerings	36,000	—	36,000
Equity related costs	(15)	(1,099)	(1,114)
Net proceeds from equity offerings in the period ended June 30, 2020	35,985	(1,099)	34,886